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December 14, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Merrill Lynch Life Variable Annuity Separate Account D
     Merrill Lynch IRA Annuity - Registration No. 333-91098
     Merrill Lynch Investor Choice - IRA Series - Registration No. 333-119364


Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended October 31, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT MAILINGS:
AIM Equity Funds - AIM Constellation Fund; SEC File No.:  811-01424
AIM Charter Fund; SEC File No.:  811-01424
AllianceBernstein Growth and Income Fund, Inc.; SEC File No.: 811-00126 American Century Ultra Fund; SEC File No.: 811-00816
Eaton Vance Floating Rate Fund; SEC File No.:  811-04015
Fidelity Advisor Series VIII-Advisor Overseas Fund; SEC File No.: 811-03855 Federated Capital Appreciation Fund; SEC File No.: 811-04017
Federated Kaufmann Fund; SEC File No.:  811-04017
Lord Abbett Affiliated Fund, Inc.; SEC File No.:  811-00005
BlackRock Global Allocation Fund, Inc.; SEC File No.:  811-05576
BlackRock Large Cap Core Fund; SEC File No.:  811-09637
BlackRock Large Cap Growth Fund; SEC File No.:  811-09637
BlackRock Large Cap Value Fund; SEC File No.:  811-09637
Oppenheimer Quest for Value Funds - Opportunity Fund; SEC File No.: 811-05225 Pioneer High Yield Fund; SEC File No.: 811-09685
The Putnam Fund for Growth and Income; SEC File No.:  811-00781

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534